DISCONTINUED OPERATIONS (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2022	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Sale of Andromeda Interfaces, Inc. subsidiary in exchange for Aptera common stock, shares	83,696
Loss from discontinued operations			$ 235
Asset impairment charges			53
Gain loss on sale of business			$ 182